(Losses) per share (Tables)	6 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of (Losses) Earnings Per Share

	Six Months Ended
	December 31, 2023	December 31, 2022
	Cents	Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.82)	(5.64)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(3.82)	(5.64)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.82)	(5.64)
Total diluted (losses) per share attributable to the ordinary equity holders of the company	(3.82)	(5.64)

(c) (Losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(32,539)	(41,370)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(32,539)	(41,370)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(32,539)	(41,370)

	Six Months Ended
	December 31, 2023	December 31, 2022
	(In Shares)	(In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	851,464,145	733,282,900
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	851,464,145	733,282,900